GENERAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands, ₪ in Millions												1 Months Ended	2 Months Ended		3 Months Ended			6 Months Ended					12 Months Ended	16 Months Ended		23 Months Ended
	May 17, 2023 ILS (₪)	May 08, 2023 CAD ($)	May 08, 2023 USD ($) $ / shares shares	Mar. 28, 2023 CAD ($)	Mar. 08, 2023	Feb. 13, 2023 CAD ($)	Dec. 22, 2022 CAD ($)	Dec. 22, 2022 EUR (€)	Oct. 11, 2022 CAD ($)	Aug. 19, 2022 CAD ($) shares	Aug. 19, 2022 USD ($) shares	Jan. 31, 2022 CAD ($)	Feb. 28, 2023 CAD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($)		Jun. 30, 2023 CAD ($) $ / shares shares	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CAD ($)		Dec. 31, 2022 CAD ($) shares	Apr. 03, 2023 CAD ($)	Apr. 03, 2023 EUR (€)	Apr. 03, 2023 CAD ($)	Apr. 03, 2023 EUR (€)	Jun. 30, 2023 $ / shares	May 17, 2023 CAD ($)	May 17, 2023 ILS (₪)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Feb. 28, 2023 $ / shares shares	Oct. 11, 2022 ILS (₪)	Jan. 31, 2022 ILS (₪)	Dec. 31, 2021 CAD ($)
Disclosure of subsidiaries [line items]
Covid-19 rapid tests, total amount							$ 1,540	€ 1,046,010
Number of shares issued | shares															13,389,551			13,389,551					7,569,526
Proceeds from issuing shares																		$ 1,688			$ 0
Cash and cash equivalents															$ 1,321	$ 5,861		1,321			5,861		$ 2,449													$ 13,903
Working capital of business acquisition																		2,293
Operating loss															$ 1,752	$ 5,624	[1]	5,368			$ 14,484	[1]
Net cash used in operating activities																		$ 13,212
Life Offering [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares													2,828,248																				2,828,248
Par value per share | (per share)													$ 1.66																				$ 1.25
Proceeds from issuing shares													$ 4,792	$ 3,535
Concurrent Offering [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares															2,317,171			2,317,171
Par value per share | (per share)															$ 1.66			$ 1.66										$ 1.25
Proceeds from issuing shares																		$ 3,926		$ 2,896
Short-term loans [Member]
Disclosure of subsidiaries [line items]
Borrowings, interest rate									15.00%																									15.00%
Borrowings									$ 4,050																									₪ 10.5
Borrowings, maturity									12 months
Non Independent Director [Member] | Life Offering [Member]
Disclosure of subsidiaries [line items]
Number of shared subscribed | shares													131,700	131,700
Value of shared subscribed													$ 224	$ 165
Insiders [Member] | Concurrent Offering [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares															1,159,999			1,159,999
Private Placement [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares										599,999	599,999
Proceeds from private placement										$ 6,500	$ 5,000
Proceeds from issuing shares										3,756	$ 3,000
Share capital issuance cost										$ 178
L5 Capital [Member]
Disclosure of subsidiaries [line items]
Outstanding indebtedness settled		$ 838,776	$ 615,615
Number of shares issued | shares			492,492
Par value per share | $ / shares			$ 1.25
Description of unit		Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance.	Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance.
Sde Avraham Cultivation Facility [Member]
Disclosure of subsidiaries [line items]
Loss from disposal of investments																		$ 617					$ 4,383
Workforce reduction description					Company expects to reduce its workforce in Israel by 36% across all functions (including executives)
Adjupharm Gmbh [Member]
Disclosure of subsidiaries [line items]
Compensation amount																								$ 9	€ 6,551	$ 1,395	€ 947,563
Compensation amount interest																								5.00%	5.00%	5.00%	5.00%
Panaxia Transaction [Member]
Disclosure of subsidiaries [line items]
Fifth installment value						$ 262
Compensation amount						$ 95
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Aggregate consideration				$ 3,375
Mizrahi [Member] | Revolving Credit Facility [Member] | Focus Medical Herbs Ltd [Member]
Disclosure of subsidiaries [line items]
Total Commitment												$ 6,000			$ 0			0													$ 3,600	₪ 10,000.0			₪ 15.0
Borrowings, interest rate basis												Prime interest rate plus 1.5%
New Mizrahi Facility [Member] | Focus Medical Herbs Ltd [Member]
Disclosure of subsidiaries [line items]
Total Commitment															3,449,000			3,449,000
New Mizrahi Facility [Member] | New Revolving Credit Facility [Member]
Disclosure of subsidiaries [line items]
Outstanding indebtedness settled | ₪	₪ 5,000.0
Total Commitment																													$ 3,600	₪ 10,000.0
Borrowings, interest rate basis	Prime interest rate plus 2.9%
Borrowings | ₪																														₪ 5,000.0
Borrowings, maturity	24 monthly installments from May 2023
New Mizrahi Facility [Member] | New Revolving Credit Facility [Member] | Focus Medical Herbs Ltd [Member]
Disclosure of subsidiaries [line items]
Outstanding indebtedness settled | ₪																			₪ 1,655.0
Total Commitment															$ 1,793,000			$ 1,793,000
Warrant [Member] | Life Offering [Member]
Disclosure of subsidiaries [line items]
Exercise price of warrants issued per common share | (per share)													$ 1.99	$ 1.5
Term Of Warrants From Date Of Issuance													36 months	36 months

[1]	Reclassified in respect of discontinued operations – see Note 9.